As filed with the Securities and Exchange Commission on May 15, 2017

1933 Act Registration No. 333-59221

1940 Act Registration No. 811-08885

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 31	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 32	☒
(Check appropriate box or boxes)

HEWITT SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

4 Overlook Point, Lincolnshire, IL	60069
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (847) 295-5000

Copy to:

James M. Flynn Hewitt Associates LLC 4 Overlook Point Lincolnshire, Illinois 60069	Alan Goldberg, Esq. Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive, Suite 1601 Chicago, IL 60606
(Name and Address of Agent for Service)	(Name and Address of Agent for Process)

Approximate Date of Proposed Public Offering: As soon as practicable after the Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Hewitt Series Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincolnshire, and the State of Illinois, on the 15th day of May, 2017.

Hewitt Series Trust

By:	Jeremy Fritz*
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 31 to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date
Donald S. Hunt*		Trustee	May 15, 2017

John D. Oliverio*		Trustee	May 15, 2017

Jeremy Fritz*		Trustee and President (Principal Executive Officer)	May 15, 2017

/s/ Douglas S. Keith Douglas S. Keith		Chief Compliance Officer, Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	May 15, 2017

*By:	/s/ James M. Flynn James M. Flynn

*	As Attorney-in-Fact pursuant to the powers of attorney filed with Post-Effective Amendment Nos. 23 and 30 to the Registrant’s Registration Statement on Form N-1A on April 30, 2014 and April 28, 2017.

This Registration Statement contains certain disclosures regarding the Treasury Money Market Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of Hewitt Series Trust (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 15th day of May, 2017. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO, ON BEHALF OF TREASURY MONEY MARKET MASTER PORTFOLIO

By:	/s/ John M. Perlowski
John M. Perlowski President and Chief Executive Officer (Chief Executive Officer)

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on the 15th day of May, 2017. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Master Investment Portfolio and the Treasury Money Market Master Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature	Title	Date
/s/ John M. Perlowski John M. Perlowski	President and Chief Executive Officer (Chief Executive Officer)	May 15, 2017

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	May 15, 2017

Susan J. Carter*	Trustee	May 15, 2017

Collette Chilton*	Trustee	May 15, 2017

Neil A. Cotty*	Trustee	May 15, 2017

Rodney D. Johnson*	Trustee	May 15, 2017

Cynthia A. Montgomery*	Trustee	May 15, 2017

Joseph P. Platt*	Trustee	May 15, 2017

Robert C. Robb, Jr.*	Trustee	May 15, 2017

Mark Stalnecker*	Trustee	May 15, 2017

Kenneth L. Urish*	Trustee	May 15, 2017

Claire A. Walton*	Trustee	May 15, 2017

Frederick W. Winter*	Trustee	May 15, 2017

Barbara G. Novick*	Trustee	May 15, 2017

*By:	/s/ Benjamin Archibald
Benjamin Archibald

*	As Attorney-in-Fact pursuant to the power of attorney filed on February 22, 2016, with Post-Effective Amendment No. 545 to the registration statement on Form N-1A of BlackRock FundsSM (File No. 33-26305), and incorporated herein by reference.

INDEX TO EXHIBITS

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbas